Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

2013 Restructuring Initiatives
On November 8, 2012, we announced that our Board of Directors approved a multi-year restructuring plan, which was developed in connection with an assessment of our cost structure and operating model undertaken to improve cost competitiveness and deliver enhanced financial returns.

The Company estimates one-time charges associated with the restructuring will include accelerated depreciation and asset impairment charges on certain property, plant and equipment at facilities targeted for closing or some form of streamlining.  Based on our initial assessment, we estimate that we will incur an impairment charge in fiscal 2013 in the range of $10 to $15, pre-tax, which we expect to record in the first quarter of fiscal 2013.  Additionally, we estimate accelerated depreciation will be in the range of $50 to $60, and will be incurred over the next 12 to 18 months as production ceases and the facilities are closed or streamlined.

Changes to the U.S. Pension Plan
In November 2012, which is the first fiscal quarter of 2013, the Company approved and communicated changes to its U.S. pension plan, which is the most significant of the Company's pension obligations. Effective January 1, 2014, the pension benefit earned to date by active participants under the legacy Energizer U.S. pension plan will be frozen and future service benefits will no longer be accrued under this retirement program. It is expected that the Company will provide an enhanced defined contribution benefit in conjunction with this action, but this change is expected to result in an overall reduction in the costs of retirement service benefits for U.S. colleagues. We expect to recognize a curtailment gain in pre-tax earnings of between $30 to $40 in the first fiscal quarter of 2013 as a result of this plan change. This estimate may vary from the actual curtailment gain recorded due primarily to changes in market interest rates and other factors.